Share Capital - Performance Share Unit Plan, Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 9,983	$ 9,218
Performance share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares to be received per unit	1
Vesting period	3 years
Share-based compensation	$ 3,605	4,093
Fair value of liability	6,600	6,500
Performance share unit plan | Accounts payable and accrued liabilities
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of liability	$ 4,100	$ 3,900
Performance share unit plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	0.00%
Performance share unit plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	200.00%